Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current			$ 32
Previous year			1,054
Income tax expense			$ 1,086